SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	Private placements:

1.
On December 21, 2011 the Company announced that it has entered into agreements with its convertible debt lenders, for the amendment of their loan agreements and the subsequent conversion of their debt into the Company's ordinary shares.

The amendments to the loan agreements provided that the amount of $ 2,523 of these loans was converted into the Company's ordinary shares at a reduced conversion price of $ 6 per share, instead of the conversion rate of $ 13 per share that was set in the original loan agreements. As a result of the conversion, the Company issued 420,491 ordinary shares.

In connection with the conversion, the term of warrants to purchase 160,996 shares that had been issued to the lenders, was extended by 2 years, until July 2014 and February 2015, as applicable. Following the extension of the warrants as mentioned above, in accordance with ASC 815, the Company recorded $86 of financial expenses in its statement of operations in 2011, reflecting the incremental compensation caused directly from the extension.

The balance of the convertible loan in the amount of $ 501 as of December 21, 2011 was (the "Deferred Loan" or the "2011 restructuring") remains outstanding, and bears a reduced interest rate of 4%. The Deferred Loan is no longer be convertible. The Deferred Loan will be repaid in 24 equal monthly installments commencing January 10, 2014 (instead of in two payments - in July 2012 and February 2013, according to the original convertible note agreement). The balance of the deferred loan as of December 31, 2013 is $586 (see note 11).

2.
In April 2013, the Company requested shareholders who hold 140,887 warrants to defer registration of the shares underlying the warrants issued to them. In connection with such deferral, the warrants' exercise period shall be extended by an additional one year.  The shareholders have agreed to this arrangement, and it was approved by the Company's Audit Committee and Board of Directors. The extension of warrants held by Telegraph Hill Capital is subject to shareholders' approval. Given that all warrant holders are shareholders of the Company, there is no accounting impact as a result of the extension.

3.	On December 31, 2012 the Company issued:

i.	6,501 shares to Cukierman & Co. Investment House Ltd. ("Cukierman & Co"), in consideration for non-exclusive investment-banking services and business development services to the Company (see note 17a)
ii.	5,119 shares to Edouard Cukierman pursuant to his Active Chairman Agreement (see note 17b).
iii.	362 and 1,077 shares to Telegraph Hill Capital Fund I, LLC ("THCAP") pursuant to a service agreement (see note 17c) and as a directors fee, respectively.
iv.	1,391 shares to a director as a director fees.

4.	During year ended December 31, 2013 the Company issued:

i.	20,932 shares to Cukierman & Co, in consideration for non-exclusive investment-banking services and business development services to the Company (see note 17a)
ii.	7,787 shares to Edouard Cukierman pursuant to his Active Chairman Agreement (see note 17b).
iii.	9,868 shares and 1,219 shares to THCAP pursuant to a service agreement (see note 17c) and as a directors fee, respectively.

5.
On June 18, 2013, the Company entered into a Standby Equity Distribution Agreement, or SEDA, with YA Global for the sale of up to $600,000 for its ordinary shares to YA. The Company may effect the sale, at its sole discretion, during two-year period beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale the Company ordinary shares by YA Global.

For each ordinary share purchased under the SEDA, YA Global will pay 95% of thelowest daily VWAP (as defined below) of the ordinary shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the ordinary shares at the time of delivery of the advance notice). Once presented with an advance notice, YA Global is required to purchase the number of shares specified in the advance notice. Each such notice may be for an amount of ordinary shares not to exceed the greater of (1) $25,000 and (2) the average of the Daily Value Traded for the five trading days prior to the advance notice, where Daily Value Traded is the product obtained by multiplying the daily trading volume for such day by the VWAP for such day. Notwithstanding the forgoing, the notice shall not exceed $150,000. "VWAP" defined as of any date, to be the daily dollar volume-weighted average price for such security as reported by Bloomberg, LP.

The Company has paid to YA Global a commitment fee of 7,500 ordinary shares to YAGlobal. The Company may terminate the SEDA at any time upon prior notice to YA Global, as long as there are no advance notices outstanding and we have paid to YA Global all amounts then due.

During the month of December 2013, the Company issued to YA 43,834 ordinary shares for a total of $300 to YA Global.

b.	Warrants to shareholders

The Company's outstanding warrants to shareholders as of December 31, 2013 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)

161,000	$11	1.58

c.	Stock option plans:

In December 2012, the Company's shareholders approved a 10-year extension to the 2003 Israeli Stock Option Plan ("the Plan"), until May 31, 2023. Under the plan 275,000 ordinary shares were reserved for purchase by the employees and directors of the Company and its subsidiaries. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2013 an aggregate of 71,582 options are available for future grants under the Plan. Each option granted under the Plan expires between 2-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2013, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	93,512	$23.45	$2.74	$78
Changes during the year:
Granted	90,000	$3.87
Exercised	(30,574)	$2.81
Forfeited or cancelled	(8,212)	$37.52

Outstanding at December 31, 2013	144,726	$14.80	$3.80	$378

Vested and expected to vest	47,614	$37.09	$1.93	$1
Exercisable at December 31,2013	47,614	$37.09	$1.93	$1

The weighted-average grant-date fair value of options granted during the year ended December 31, 2013 was $ 4.18 (No options were granted during 2012). The weighted-average grant-date fair value of unvested options as of December 31, 2013 was $3.89 The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's ordinary shares on December 31, 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013.

Total intrinsic value of options exercised for the years ended December 31, 2013, 2012 and 2011 was $ 91, $ 5 and $ 33, respectively. As of December 31, 2013, there was $ 231 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's Plan. That cost is expected to be recognized through 2016.

During 2013, a sum of $ 86 was received from the exercise of options. No cash was received from exercise of options in the years ended December 31, 2012 and 2011.

Options granted to employees and directors that are outstanding as of December 31, 2013 broken into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2013	life (years)	2013	(years)

$3.40	375	2.97	250	2.97
$3.80	6,987	2.97	-	-
$3.87	90,000	4.85	-	-
$8.00	5,749	2.25	5,749	2.25
$9.91	375	0.14	375	0.14
$20.00	8,660	0.00	8,660	0.00
$33.60	3,750	4.24	3,750	4.24
$47.70	15,000	1.25	15,000	1.25
$50.40	13,430	3.25	13,430	3.24
$60.00	400	0.63	400	0.63

	144,726	3.80	47,614	1.93

d.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees". The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model.

In December 2012, the company granted 3,600 warrants to purchase Ordinary shares to THCAP. The warrants exercise price is $2.39 and will be exercisable for 3 years starting December 13, 2012. No warrants were granted in 2013 to service and debt providers.

The Company's outstanding warrants to service and debt holders as of December 31, 2013 are as follows:

Exercise price	Warrants* outstanding	Weighted average remaining Contractual life (years)

$10.00	5,000	2.59
$16.00	17,274	1.09
$20.00	3,300	0.00

	25,574	1.24

*	All warrants are exercisable as of December 31, 2013